Pay vs Performance Disclosure - USD ($)		12 Months Ended
	Jan. 03, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
PAY VERSUS PERFORMANCE TABLE

Year	Summary compensation table total for PEO(1)	Compensation Actually Paid to PEO(2)	Average Summary Compensation table total for non-PEO named executive officers(1)	Average Compensation Actually Paid to non-PEO named executive officers	Value of Initial fixed $100 investment based on total shareholder return	Net Income
2025(2)	$4,646,360	$3,426,360(3)	—	—	$64	$9,102,000
	$488,808	-$1,273,912(3)
2024	$568,891	$652,611(4)	—	—	$113	$827,000
2023	$1,738,701	$1,733,181(5)	—	—	$100	$3,786,000

(1)
Janet Carr was the PEO for 2023-2024 and for the first three days of 2025; Johan Hedberg was the PEO for 2025 beginning January 6. The Company did not have any non-PEO named executive officers during 2023, 2024 or 2025.

(2)
Information shown in the first line for 2025 is for Johan Hedberg; information in the second line of this row is for Janet Carr. For 2025, Mr. Hedberg’s SCT and actual Compensation reflect initial RSU grants made upon Mr. Hedberg’s hire, consisting of: 100,000 RSUs, each of which converted into one share of the Company’s common stock on the first anniversary of the grant date, and 900,000 performance-based RSUs, each of which will convert into one share of the Company’s common stock upon the Company’s achievement of certain pre-determined performance targets (with 150,000 shares being issued if and when each of six different targets are achieved), all subject to his continued employment with the Company on each such date.

(3)
For 2025, adjustments made to Mr. Hedberg’s summary compensation table (“SCT”) total to calculate compensation actually paid were: -$3,960,000 for value of equity awards granted in 2025 and included in the SCT; $2,740,000 for value of equity awards granted in 2025 that remained outstanding and unvested at the end of the year; adjustments made to Ms. Carr’s SCT total to calculate compensation actually paid were: -$1,762,720 for the forfeiture of all equity awards still outstanding as of the end of 2025.

(4)
For 2024, adjustments made to Ms. Carr’s SCT total to calculate compensation actually paid were: $97,520 for the change in fair value of prior year awards still outstanding as of the end of 2024; and -$13,800 for the change in fair value of awards from the prior year end that vested in 2024.

(5)
For 2023, adjustments made to Ms. Carr’s SCT total to calculate compensation actually paid were: -$1,181,280 for value of equity awards granted in 2023 and included in the SCT; $1,175,760 for value of equity awards granted in 2023 that remained outstanding and unvested at the end of the year; and zero change in fair value of prior year awards still outstanding as of the end of 2022 or awards from the prior year end that vested in 2023.

Named Executive Officers, Footnote
(1)
Janet Carr was the PEO for 2023-2024 and for the first three days of 2025; Johan Hedberg was the PEO for 2025 beginning January 6. The Company did not have any non-PEO named executive officers during 2023, 2024 or 2025.

Adjustment To PEO Compensation, Footnote
(3)
For 2025, adjustments made to Mr. Hedberg’s summary compensation table (“SCT”) total to calculate compensation actually paid were: -$3,960,000 for value of equity awards granted in 2025 and included in the SCT; $2,740,000 for value of equity awards granted in 2025 that remained outstanding and unvested at the end of the year; adjustments made to Ms. Carr’s SCT total to calculate compensation actually paid were: -$1,762,720 for the forfeiture of all equity awards still outstanding as of the end of 2025.

(4)
For 2024, adjustments made to Ms. Carr’s SCT total to calculate compensation actually paid were: $97,520 for the change in fair value of prior year awards still outstanding as of the end of 2024; and -$13,800 for the change in fair value of awards from the prior year end that vested in 2024.

(5)
For 2023, adjustments made to Ms. Carr’s SCT total to calculate compensation actually paid were: -$1,181,280 for value of equity awards granted in 2023 and included in the SCT; $1,175,760 for value of equity awards granted in 2023 that remained outstanding and unvested at the end of the year; and zero change in fair value of prior year awards still outstanding as of the end of 2022 or awards from the prior year end that vested in 2023.

Non-PEO NEO Average Total Compensation Amount		$ 0		$ 0	$ 0
Non-PEO NEO Average Compensation Actually Paid Amount		0		0	0
Total Shareholder Return Amount		64		113	100
Net Income (Loss)		$ 9,102,000		$ 827,000	$ 3,786,000
PEO Name	Janet Carr		Johan Hedberg	Janet Carr	Janet Carr
Additional 402(v) Disclosure
Relationship between Compensation Actually Paid disclosed in the Pay Versus Performance Table, and other table elements: Mr. Hedberg’s SCT compensation in 2025 included a base salary and a cash bonus for 2025 performance measures (paid in February 2026). The difference between his SCT total and compensation actually paid as shown in the table above is due to the fluctuation in the value of the Company’s common stock during 2025 following his initial equity grant in February. Ms. Carr’s SCT compensation in each year included a base salary. Ms. Carr was not awarded any cash bonuses in 2023 or 2024; in 2025 she received a cash stay bonus for remaining employed with the Company until March 31, 2025. In 2023, she received a new grant of 276,000 restricted stock units, vesting through October 2026. The differences between her SCT totals and compensation actually paid as shown in the table above are primarily due to (1) the annual vesting in 2023 and 2024 of portions of the time-based restricted stock grants made to Ms. Carr in October 2018 and October 2023, (2) the forfeiture in 2025 of all remaining restricted stock units upon her resignation from the Company, and (3) fluctuations in the value of the Company’s common stock during 2023 and 2024.
The Company’s Common Stock price remained relatively even during 2023, rose during 2024 (as the Company announced the sale of its corporate headquarters facilities and intention to pay a dividend to stockholders), and fell during 2025 (as the Company paid a dividend of $1.50 per share to its stockholders and incurred operating losses relating to the sale of its headquarters).
The Company did not have any non-PEO named executive officers during 2023, 2024 or 2025. The Company maintains a bonus program for executives (including the PEO since January 6, 2025), under which bonuses are paid as a percentage of the executives’ base salary, depending on the Company’s performance in two metrics: sales and operating income. The Company paid Mr. Hedberg a bonus under this program of $215,535 in 2025. The Company did not pay any bonuses under this program to its named executive officers for fiscal 2023 or 2024. The Company’s PEO in 2023-January 3, 2025, did not participate in the program but was eligible to receive a discretionary bonus that is not tied to specific performance metrics. Ms. Carr did not receive such a bonus in 2023, 2024 or 2025; for 2025, she received a stay bonus of $310,000 for remaining as a Company employee until March 31, 2025.

Johan Hedberg [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount		$ 4,646,360
PEO Actually Paid Compensation Amount		$ 3,426,360
Share-Based Compensation Arrangement by Share-Based Payment Award, Restricted Stock Units, Grants in Period		100,000
Share-Based Compensation Arrangement by Share-Based Payment Award, Performance-Based Restricted Stock Units, Grants in Period		900,000
Shares, Issued		150,000	150,000
Janet Carr [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount		$ 488,808		$ 568,891	$ 1,738,701
PEO Actually Paid Compensation Amount		(1,273,912)		652,611	1,733,181
PEO | Johan Hedberg [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(3,960,000)
PEO | Johan Hedberg [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		2,740,000
PEO | Janet Carr [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					(1,181,280)
PEO | Janet Carr [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					1,175,760
PEO | Janet Carr [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				97,520	0
PEO | Janet Carr [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				$ (13,800)	$ 0
PEO | Janet Carr [Member] | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		$ (1,762,720)